Condensed Consolidated Statement of Cash Flows (Unaudited) (Parenthetical) - Common Class A [Member] - shares			1 Months Ended
	Mar. 15, 2025	Feb. 21, 2025	Mar. 31, 2025	Jun. 30, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024
Common stock, shares issued				30,889,110	2,107,973	1,678,572	5,471,661
Issuance of shares	23,255,814	23,255,814	23,255,814